Taxes on Income - Schedule of Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxes on Income [Abstract]
Current taxes	$ 209	$ 145	$ 62
Deferred tax income	(1,337)
Taxes with respect of prior years
Taxes on income	$ (1,128)	$ 145	$ 62